UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment            [ ]; Amendment Number:  ___________
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Titan Capital Group III, LP
Address:  405 Lexington Avenue
          51st Floor
          New York, NY

Form 13F File Number: 028-13374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven R. Skalicky
Address:  Chief Compliance Officer
Phone:    (212) 750-5700

Signature, Place, and Date of Signing:


       Steven R. Skalicky           New York, NY          October 26, 2009
------------------------------   -------------------   -------------------------
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total:       132

Form 13F Information Table Value Total:   409,197
                                          --------
                                   (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2        COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8

                                                                 VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP       (X$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS SOLE SHARED NONE
       --------------          --------------      -----       --------    -------   --- ----  ----------  -------- ---- ------ ----
AIRTRAN HLDGS INC              NOTE 5.500% 4/1    00949PAC2       3539.8     2000000 PRN           Sole       --          Sole
AMERICAN EXPRESS CO            COM                025816109       549.18       16200 SH            Sole       --          Sole
AMERICAN EXPRESS CO            COM                025816109         59.5       70000 SH            Sole       --          Sole
AMERICAN EXPRESS CO            COM                025816109          0.8       32000 SH            Sole       --          Sole
AMERICAN EXPRESS CO            COM                025816109          170      200000 SH            Sole       --          Sole
AMERICAN EXPRESS CO            COM                025816109          7.5      300000 SH            Sole       --          Sole
AMERICAN EXPRESS CO            COM                025816109      1678.05       49500 SH            Sole       --          Sole
AMERICAN INTL GROUP INC        UNIT 99/99/9999    026874115       612.18       53700 SH            Sole       --          Sole
ARCELORMITTAL SA LUXEMBOURG    NOTE 5.000% 5/1    03938LAK0         7215     5000000 PRN           Sole       --          Sole
BANK OF AMERICA CORPORATION    COM                060505104       249.57       14750 SH            Sole       --          Sole
BANK OF AMERICA CORPORATION    COM                060505104         82.5      500000 SH            Sole       --          Sole
BANK OF AMERICA CORPORATION    COM                060505104      785.088       46400 SH            Sole       --          Sole
BANK OF AMERICA CORPORATION    COM                060505104       28.875      175000 SH            Sole       --          Sole
BANK OF AMERICA CORPORATION    COM                060505104         14.4      120000 SH            Sole       --          Sole
BANK OF AMERICA CORPORATION    COM                060505104           96      480000 SH            Sole       --          Sole
BANK OF AMERICA CORPORATION    COM                060505104           35     1000000 SH            Sole       --          Sole
BARRICK GOLD CORP              COM                067901108        16.25      325000 SH            Sole       --          Sole
BLACKROCK INC                  COM                09247X101         77.5      100000 SH            Sole       --          Sole
BLACKROCK INC                  DBCV 2.625% 2/1    09247XAB7      6973.12     3200000 PRN           Sole       --          Sole
BOISE INC                      *W EXP 06/18/201   09746Y113        22.01       35500 SH            Sole       --          Sole
CEPHALON INC                   COM                156708109         5.25       70000 SH            Sole       --          Sole
CEPHALON INC                   NOTE 6/1           156708AL3      6091.25     5500000 PRN           Sole       --          Sole
CITIGROUP INC                  COM                172967101          1.5      100000 SH            Sole       --          Sole
CITIGROUP INC                  COM                172967101       6.4695      431300 SH            Sole       --          Sole
FISHER SCIENTIFIC INTL INC     NOTE 2.500%10/0    338032AW5     23203.82    12525000 PRN           Sole       --          Sole
FISHER SCIENTIFIC INTL INC     NOTE 2.500%10/0    338032AW5     9264.389     5000000 PRN           Sole       --          Sole
FREEPORT-MCMORAN COPPER & GO   PFD CONV           35671D782     8486.046       83304 SH            Sole       --          Sole
FREEPORT-MCMORAN COPPER & GO   PFD CONV           35671D782     42275.39      415000 SH            Sole       --          Sole
FREEPORT-MCMORAN COPPER & GO   COM                35671D857         1875      200000 SH            Sole       --          Sole
FREEPORT-MCMORAN COPPER & GO   COM                35671D857         1195      100000 SH            Sole       --          Sole
FREEPORT-MCMORAN COPPER & GO   COM                35671D857       0.8505        6300 SH            Sole       --          Sole
GLOBAL CONSUMER ACQST CORP     COM                378983100         2450      250000 SH            Sole       --          Sole
GLG PARTNERS INC               *W EXP 12/28/201   37929X115       179.35      527500 SH            Sole       --          Sole
GOLDMAN SACHS GROUP INC        COM                38141G104         11.9       70000 SH            Sole       --          Sole
GOLDMAN SACHS GROUP INC        COM                38141G104          0.2       20000 SH            Sole       --          Sole
GOLDMAN SACHS GROUP INC        COM                38141G104            1      100000 SH            Sole       --          Sole
GOLDMAN SACHS GROUP INC        COM                38141G104           34      200000 SH            Sole       --          Sole
GOLDMAN SACHS GROUP INC        COM                38141G104           69      100000 SH            Sole       --          Sole
GOLDMAN SACHS GROUP INC        COM                38141G104         20.7       30000 SH            Sole       --          Sole
GOLDMAN SACHS GROUP INC        COM                38141G104            1       20000 SH            Sole       --          Sole
GOLDMAN SACHS GROUP INC        COM                38141G104     294.5625        7500 SH            Sole       --          Sole
GOLDMAN SACHS GROUP INC        COM                38141G104        1.001       15400 SH            Sole       --          Sole
GOOGLE INC                     CL A               38259P508     2060.753        4156 SH            Sole       --          Sole
GOOGLE INC                     CL A               38259P508      107.625       35000 SH            Sole       --          Sole
GOOGLE INC                     CL A               38259P508          120       20000 SH            Sole       --          Sole
HECLA MNG CO                   COM                422704106       13.475       11000 SH            Sole       --          Sole
HECLA MNG CO                   6.5% CONV PFD      422704304      2685.13       51019 SH            Sole       --          Sole
INVITROGEN CORP                NOTE 2.000% 8/0    46185RAJ9        11739     8400000 PRN           Sole       --          Sole
ISHARES TR INDEX               DJ US REAL EST     464287739         24.5       35000 SH            Sole       --          Sole
ISHARES TR INDEX               DJ US REAL EST     464287739        71.75       35000 SH            Sole       --          Sole
ISHARES TR INDEX               DJ US REAL EST     464287739          205      100000 SH            Sole       --          Sole
ISHARES TR INDEX               DJ US REAL EST     464287739           70      100000 SH            Sole       --          Sole
ISHARES SILVER TRUST           ISHARES            46428Q109         2.51      100400 SH            Sole       --          Sole
LEGG MASON INC                 COM                524901105         6.25      250000 SH            Sole       --          Sole
LEGG MASON INC                 COM                524901105           50      100000 SH            Sole       --          Sole
LOUISIANA PAC CORP             COM                546347105          2.5      100000 SH            Sole       --          Sole
MCMORAN EXPLORATION CO         COM                582411104     157.3194       20837 SH            Sole       --          Sole
MCMORAN EXPLORATION CO         PFD MAND CNV       582411500       684.72       10800 SH            Sole       --          Sole
MCMORAN EXPLORATION CO         PFD MAND CNV       582411500         6340      100000 SH            Sole       --          Sole
MORGAN STANLEY                 COM NEW            617446448        2.625      105000 SH            Sole       --          Sole
MORGAN STANLEY                 COM NEW            617446448          7.5      300000 SH            Sole       --          Sole
MYLAN INC                      COM                628530107         0.73       29200 SH            Sole       --          Sole
MYLAN INC                      COM                628530107        10.75      215000 SH            Sole       --          Sole
MYLAN INC                      COM                628530107         0.75         200 SH            Sole       --          Sole
MYLAN INC                      COM                628530107        66.42       36900 SH            Sole       --          Sole
MYLAN INC                      COM                628530107       3.5375      141500 SH            Sole       --          Sole
MYLAN INC                      PFD CONV           628530206       7725.6        7500 SH            Sole       --          Sole
MYLAN INC                      PFD CONV           628530206     37021.08       35940 SH            Sole       --          Sole
OWENS CORNING NEW              *W EXP 10/30/201   690742127     23.51039       13473 SH            Sole       --          Sole
PLACER DOME INC                DBCV 2.750%10/1    725906AK7      8682.85     5500000 PRN           Sole       --          Sole
POTASH CORP SASK INC           COM                73755L107            5       50000 SH            Sole       --          Sole
POTASH CORP SASK INC           COM                73755L107          120      200000 SH            Sole       --          Sole
PRIMORIS SVCS CORP             *W EXP 10/02/201   74164F111       5.7125        2500 SH            Sole       --          Sole
RAYTHEON CO                    *W EXP 06/16/201   755111119       776.22       68000 SH            Sole       --          Sole
REGIONS FINANCIAL CORP NEW     COM                7591EP100        3.125      125000 SH            Sole       --          Sole
REGIONS FINANCIAL CORP NEW     COM                7591EP100        5.315      106300 SH            Sole       --          Sole
REGIONS FINANCIAL CORP NEW     COM                7591EP100          325     1000000 SH            Sole       --          Sole
REGIONS FINANCIAL CORP NEW     COM                7591EP100         3.11       62200 SH            Sole       --          Sole
REGIONS FINANCIAL CORP NEW     COM                7591EP100           15      150000 SH            Sole       --          Sole
SLM CORP                       COM                78442P106     6937.955      795637 SH            Sole       --          Sole
SLM CORP                       COM                78442P106        19.05      762000 SH            Sole       --          Sole
SLM CORP                       COM                78442P106     549.0025      510700 SH            Sole       --          Sole
SLM CORP                       COM                78442P106        63.44      317200 SH            Sole       --          Sole
SLM CORP                       COM                78442P106           11      220000 SH            Sole       --          Sole
SPDR TR                        UNIT SER 1         78462F103      2850.12       27000 SH            Sole       --          Sole
SPDR TR                        UNIT SER 1         78462F103      3377.92       32000 SH            Sole       --          Sole
SPDR GOLD TRUST                GOLD SHS           78463V107     3578.568       36202 SH            Sole       --          Sole
SPDR GOLD TRUST                GOLD SHS           78463V107        2.275       13000 SH            Sole       --          Sole
SPDR GOLD TRUST                GOLD SHS           78463V107      443.825      216500 SH            Sole       --          Sole
SPDR GOLD TRUST                GOLD SHS           78463V107     23129.81      233989 SH            Sole       --          Sole
SPDR GOLD TRUST                GOLD SHS           78463V107       68.675       33500 SH            Sole       --          Sole
SPDR GOLD TRUST                GOLD SHS           78463V107         0.35        2000 SH            Sole       --          Sole
SP ACQUISITION HOLDINGS INC    COM                78470A104     1038.664      107300 SH            Sole       --          Sole
SAPPHIRE INDUSTRIALS CORP      COM                80306T109         1491      150000 SH            Sole       --          Sole
SCHERING PLOUGH CORP           COM                806605101           10      100000 SH            Sole       --          Sole
SCHERING PLOUGH CORP           COM                806605101       0.0375         100 SH            Sole       --          Sole
SCHERING PLOUGH CORP           COM                806605101           70       50000 SH            Sole       --          Sole
SCHERING PLOUGH CORP           COM                806605101         29.1      145500 SH            Sole       --          Sole
SCHERING PLOUGH CORP           COM                806605101       37.145       78200 SH            Sole       --          Sole
SCHERING PLOUGH CORP           COM                806605101           15      100000 SH            Sole       --          Sole
SCHERING PLOUGH CORP           COM                806605101         15.3      102000 SH            Sole       --          Sole
SCHERING PLOUGH CORP           COM                806605101        6.775       54200 SH            Sole       --          Sole
SCHERING PLOUGH CORP           PFD CONV MAN07     806605705     21047.15       86703 SH            Sole       --          Sole
SCHERING PLOUGH CORP           PFD CONV MAN07     806605705     37456.33      154300 SH            Sole       --          Sole
SELECT SECTOR SPDR TR          SBI INT-FINL       81369Y605        9.625      175000 SH            Sole       --          Sole
SELECT SECTOR SPDR TR          SBI INT-FINL       81369Y605         27.5      500000 SH            Sole       --          Sole
SELECT SECTOR SPDR TR          SBI INT-FINL       81369Y605          130     1000000 SH            Sole       --          Sole
SELECT SECTOR SPDR TR          SBI INT-FINL       81369Y605          130     1000000 SH            Sole       --          Sole
SYBASE INC                     COM                871130100            5      100000 SH            Sole       --          Sole
SYBASE INC                     COM                871130100         27.5      100000 SH            Sole       --          Sole
SYBASE INC                     NOTE 1.750% 2/2    871130AB6     49993.07    32018000 PRN           Sole       --          Sole
TM ENTMT & MEDIA INC           COM                87260T108         1564      200000 SH            Sole       --          Sole
TERADYNE INC                   NOTE 4.500% 3/1    80770AE2     14053.13     7500000  PRN           Sole       --          Sole
TEXTRON INC                    COM                883203101        4.905       65400 SH            Sole       --          Sole
TEXTRON INC                    NOTE 4.500% 5/0    883203BN0        24393    15000000 PRN           Sole       --          Sole
THORATEC CORP                  COM NEW            885175307            3       60000 SH            Sole       --          Sole
TRIPLECROWN ACQUISITION CORP   COM                89677G109         3880      400000 SH            Sole       --          Sole
UNITED THERAPEUTICS CORP DEL   NOTE 0.500%10/1    91307CAD4      7493.75     5500000 PRN           Sole       --          Sole
VALE S A                       ADR                91912E105           37       50000 SH            Sole       --          Sole
VALE S A                       ADR                91912E105        172.5      250000 SH            Sole       --          Sole
VALE S A                       ADR                91912E105          4.5      300000 SH            Sole       --          Sole
VALE S A                       ADR                91912E105        597.5      100000 SH            Sole       --          Sole
VALE S A                       ADR                91912E105        706.5      300000 SH            Sole       --          Sole
VALE S A                       ADR                91912E105       503.75      130000 SH            Sole       --          Sole
VALE S A                       ADR                91912E105         52.5      100000 SH            Sole       --          Sole
WELLS FARGO & CO NEW           COM                949746101          7.5      300000 SH            Sole       --          Sole
WYNDHAM WORLDWIDE CORP         NOTE 3.500% 5/0    98310WAC2         5695     4000000 PRN           Sole       --          Sole
YAHOO INC                      COM                984332106         0.45       45000 SH            Sole       --          Sole
YAHOO INC                      COM                984332106          1.8      180000 SH            Sole       --          Sole
BUNGE LIMITED                  COM                G16962105        5.625        2500 SH            Sole       --          Sole
XL CAP LTD                     CL A               G98255105          620      200000 SH            Sole       --          Sole
XL CAP LTD                     CL A               G98255105         5.11      102200 SH            Sole       --          Sole